EXHIBIT 99.1

World Omni Auto Receivables Trust 2006-B

Monthly Servicer Certificate

November 30, 2006 (1)

Dates Covered
Collections Period	11/01/06 - 11/30/06
Interest Accrual Period	11/15/06 -12/14/06
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/06

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/06	885,479,431.18	46,021
Yield Supplement Overcollateralization Amount at 10/31/06	24,988,116.10	0

Pool Balance at 10/31/06 before YSOC Amount	910,467,547.28	46,021
Principal Payments	25,698,099.95	619
Defaulted Receivables	154,028.61	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/06	23,979,865.60	0

Pool Balance at 11/30/06	860,635,553.12	45,394

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	956,838,952.72	47,175

Delinquent Receivables:
Past Due 31-60 days	4,611,820.17	235
Past Due 61-90 days	1,018,731.09	61
Past Due 91 + days	257,135.18	14

Total	5,887,686.44	310

Total 31+ Delinquent as % Ending Pool Balance	0.68%

Recoveries	109,532.13

Aggregate Net Losses - November 30, 2006	44,496.48

Overcollateralization Target Amount	9,302,320.19
Actual Overcollateralization	2,986,111.03

Weighted Average APR, Yield Adjusted	8.63%
Weighted Average Remaining Term	58.93

Flow of Funds	$ Amount
Collections	31,151,546.33
Advances	17,245.81
Investment Earnings on Cash Accounts	181,486.36
Servicing Fee	(758,722.96)

Available Funds	30,591,555.54

Uses of Cash
(1) Class A Interest	3,717,325.48
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	132,516.94
(4) Second Priority Principal Distributable Amount	23,755,602.09
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable	2,986,111.03
(7) Distribution to Certificateholders	0.00

Total Uses of Cash	30,591,555.54

Servicing Fee	758,722.96
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount
Original Class A	900,000,000.00
Original Class B	30,232,000.00

Total Class A & B
Note Balance @ 11/15/06	884,391,155.21
Principal Paid	26,741,713.12
Note Balance @ 12/15/06	857,649,442.09

Class A-1
Note Balance @ 11/15/06	156,159,155.21
Principal Paid	26,741,713.12
Note Balance @ 12/15/06	129,417,442.09
Note Factor @ 12/15/06	64.0680406%

Class A-2
Note Balance @ 11/15/06	225,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/06	225,000,000.00
Note Factor @ 12/15/06	100.0000000%

Class A-3
Note Balance @ 11/15/06	245,000,000.00
Principal Paid	-
Note Balance @ 12/15/06	245,000,000.00
Note Factor @ 12/15/06	100.0000000%

Class A-4
Note Balance @ 11/15/06	228,000,000.00
Principal Paid	-
Note Balance @ 12/15/06	228,000,000.00
Note Factor @ 12/15/06	100.0000000%

Class B
Note Balance @ 11/15/06	30,232,000.00
Principal Paid	-
Note Balance @ 12/15/06	30,232,000.00
Note Factor @ 12/15/06	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,849,842.42
Interest Carryover Shortfall	0.00
Total Principal Paid	26,741,713.12

Total Paid	30,591,555.54

Class A-1
Coupon	5.37388%
Interest Paid (2)	699,317.14
Interest Carryover Shortfall	0.00
Principal Paid	26,741,713.12

Total Paid to A-1 Holders (2)	27,441,030.26

Class A-2
Coupon	5.30000%
Interest Paid	993,750.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	993,750.00

Class A-3
Coupon	5.15000%
Interest Paid	1,051,458.34
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,051,458.34

Class A-4
Coupon	5.12000%
Interest Paid	972,800.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-4 Holders	972,800.00

Class B
Coupon	5.26000%
Interest Paid	132,516.94
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to B Holders	132,516.94

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.1385831
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.7473589

Total Distribution Amount	32.8859419

A-1 Interest Distribution Amount (2)	3.4619660
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	132.3847184

Total A-1 Distribution Amount (2)	135.8466845

A-2 Interest Distribution Amount	4.4166667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.4166667

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.2666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.2666667

B Interest Distribution Amount	4.3833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.3833335

Noteholders’ First Priority Principal Distributable Amount	0
Noteholders’ Second Priority Principal Distributable Amount	888.34
Noteholders’ Principal Distributable Amount	111.66

Account Balances	$ Amount
Advances
Balance as of 10/31/06	66,430.07
Balance as of 11/30/06	83,675.88
Change	17,245.81

Reserve Fund
Balance as of 10/31/06	2,339,489.02
Investment Earnings	9,935.89
Prior Month’s Investment Earnings paid	-
Deposit	0.00
Balance as of 11/30/06	2,349,424.91
Change	9,935.89

Reserve Fund Requirement	2,325,580.05

(1) The original Servicer’s Certificate delivered by the Servicer to the Indenture Trustee on December 14, 2006, with respect to the December 15, 2006 Payment Date and the related Collection Period ending on November 30, 2006 (the “Original Certificate”), overstated the Servicing Fee by $455,233.77, which resulted in an overstatement of the Total Class A&B Note Principal Balance at 12/15/06 and Class A-1 Note Balance at 12/15/06; and an understatement of the Actual Overcollateralization, Available Funds, Noteholders’ Principal Distributable, Total Uses of Cash, Total Class A&B Principal Paid, Class A-1 Principal Paid, Total Principal Paid and Total Paid, Class A-1 Principal Paid and Total Paid to A-1 Holders; and an underpayment of principal of the Class A-1 Notes by the same amount. This also resulted in the Class A-1 Note Factor at 12/15/06 being overstated and the Distribution per $1,000 of Notes Total Principal Distribution Amount, Total Distribution Amount, A-1 Principal Distribution Amount and Total A-1 Distribution Amount being understated in a proportional amount. On December 21, 2006, the Servicer delivered to the Indenture Trustee and Owner Trustee a Servicer’s Certificate correcting each of the miscalculations listed above (the “Corrected Certificate”), and deposited $455,709.45 into the Note Distribution Account, which represented the $455,233.77 principal underpayment on the Class A-1 Notes and $475.68 of interest on such amount at the Class A-1 interest rate for the period from December 15 to but excluding December 22, 2006, the date on which the additional principal amount was expected to be paid to the Class A-1 Noteholders. On December 22, 2006, such amounts were paid by the Indenture Trustee to the Holders of the Class A-1 Notes. This Servicer Certificate and the Servicer Certificate for the January 15, 2007 Payment Date will be calculated on a basis giving effect to the corrective payment made on December 22, 2006, as if it had occurred on December 15, 2006.

(2) Excludes $475.68 of interest on the underpayment of principal on the Class A-1 Notes for the 7 days from December 15, 2006, to December 22, 2006. Including such amounts, the Class A-1 Interest Paid would have been $699,792.82, Total Paid to A-1 Holders would have been $27,441,505.94, and Distributions per $1,000 of Notes with respect to A-1 Interest Distribution Amount would have been 3.4643209 and with respect to Total A-1 Distribution Amount would have been 135.8490394.